Other Long-Term Assets (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Deferred compensation and non‑qualified savings plans	$ 24,014,000	$ 23,717,000	$ 25,002,000
Non‑qualified and qualified pension plans	8,710,000	8,629,000	2,751,000
Tax indemnification asset	0	0	14,011,000
Deferred indirect costs, net of current	3,465,000	4,644,000	9,252,000
Deferred tax asset	360,000	360,000	952,000
Security deposits	2,431,000	2,431,000	3,148,000
Investment in joint venture	1,917,000	2,237,000	0
Deferred revolver fees	886,000	980,000	622,000
Deferred rent subleases	884,000	952,000	1,029,000
Interest rate Swap	872,000	0	0
Other	845,000	685,000	1,123,000
Other long‑term assets	44,384,000	44,635,000	57,890,000
Other than temporary losses	$ 0	$ 0	$ 0	$ 0